Related party transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Total	$ 1,951	$ 1,385
Trade and Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Total	984	1,673
Investments in Financial Assets [Member]
Disclosure of transactions between related parties [line items]
Total	1,301	(69)
Trade and Other Payables [Member]
Disclosure of transactions between related parties [line items]
Total	$ (334)	$ (219)